Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory [Table Text Block]	At 31 December (in USD million) 2021 2020 Crude oil 2,014 2,022 Petroleum products 315 443 Natural gas 642 229 Other 424 390 Inventories 3,395 3,084